Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2015 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2015 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(4.32%)
Annual Return 2019	16.48%
Annual Return 2020	12.58%
Annual Return 2021	7.38%
Annual Return 2022	(14.48%)